ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 223,002	$ 211,084
Deposit Assets	41,107	224,506
Property, Plant and Equipment, Net	622,145	319,897
Subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deposit Assets	41,107
Property, Plant and Equipment, Net	242,377
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash and Cash Equivalents, Current	223,002	209,642
Pledged Assets Separately Reported, Deposits For Non Current Assets Pledged as Collateral	41,107
Pledged Assets Separately Reported, Property Plant And Equiment Pledged as Collateral	242,377
Property, Plant and Equipment, Net	$ 275,601	$ 34,452